KUNZMAN & BOLLINGER, INC.

ATTORNEYS-AT-LAW

5100 N. BROOKLINE, SUITE 600

OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501

Fax (405) 942-3527

June 8, 2012

ELECTRONIC FILING

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street N.W.

Washington, DC 20549

RE:	Registration Statement on Form S-1 for Units in

MDS Energy Public 2012 Program (the “Program”)

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of the above-referenced Program in connection with the offer and sale of the Units is a Registration Statement on Form S-1, with exhibits thereto.

The registration relates to Units of general partner, limited partner and converted limited partner interests in the Program, which is a series of up to three Delaware limited partnerships formed primarily to drill and operate natural gas wells and produce and market natural gas. The Managing General Partner of the Partnership is MDS Energy Development, LLC.

In addition:

•

the report of the independent registered public accounting firm for the balance sheet of MDS Energy Development, LLC, the Managing General Partner, has not been included in the prospectus, but will be included in the first amendment to the Registration Statement;

•

the prospectus includes the audited balance sheet of MDS Energy Public 2012-A LP, which was formed in May 2012 and will be the first limited partnership to be offered in the Program, and a consent of the Independent Registered Accounting Firm is included as an exhibit;

•	the prospectus and the partnership agreement, which is included as Exhibit (A) to the prospectus, use the recent definitions for oil and gas reserves as provided in SEC Release No. 33-8995;

•	the partnerships comprising the Program have not yet conducted any activities and have no oil and gas reserves;

•

since the Managing General Partner has not completed the offering of any prior oil and gas drilling partnerships, the “Prior Activities” section of the prospectus includes the results of drilling partnerships previously sponsored by the affiliates of the Managing General Partner; and

Kunzman & Bollinger, Inc.

Securities and Exchange Commission

June 8, 2012

•

information in Appendix A to the prospectus regarding specific wells proposed to be drilled by the first limited partnership to be offered, MDS Energy Public 2012-A LP, will be provided in a subsequent filing.

A registration fee of $34,380 has been wire transferred to U.S. Bank.

Please direct any questions or comments with respect to this filing to the undersigned or Mr. Wallace W. Kunzman, Jr. at (405) 942-3501.

Very truly yours,

KUNZMAN & BOLLINGER, INC.

/s/ Gerald A. Bollinger

Gerald A. Bollinger

Enclosures

cc:	Mr. Michael D. Snyder